Non-cash items	6 Months Ended
Feb. 28, 2023
Non-cash Items
Non-cash items

21.	Non-cash items

	Six months ended February 28,
	2023	2022
Depreciation	$545	$135
Gains on derivative warrant liabilities (Note 10)	(2,400)	(63)
Share-based compensation expense (Note 12)	1,538	1,513
Accretion of provision for reclamation	70	88
Deferred income tax expense (Note 17)	2,129	-
Accretion of lease liabilities	7	-
Settlement of deferred revenue (Note 9)	(742)	-
Accretion of deferred revenue (Note 9)	261	-
Foreign exchange gains	(26)	-
VAT written-off (Note 5)	233	-
Other expenses	15	-
Total non-cash items	$1,630	$1,673